Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 153,314,000	$ 10,407,283	$ 5,672,611
Restricted cash	42,567,000	25,460,996	5,569,678
Real estate:
Land	250,486,000	145,922,555	50,952,519
Building and improvements	1,194,318,000	790,383,837	209,056,922
Tenant origination and absorption cost	372,089,000	246,516,745	68,333,173
Total real estate	1,816,893,000	1,182,823,137	328,342,614
Less: accumulated depreciation and amortization	(92,659,000)	(43,088,577)	(18,898,049)
Total real estate, net	1,724,234,000	1,139,734,560	309,444,565
Assets of Disposal Group, Including Discontinued Operation	14,006,000	13,580,000
Investment in unconsolidated entity	69,590,000	1,421,443	0
Above market leases, net	25,251,000	16,710,157	6,981,667
Deferred rent	14,234,000	6,384,431	2,869,025
Deferred financing costs, net	12,370,000	8,955,188	2,148,377
Deposits Assets	1,500,000
Real estate acquisition deposits		4,100,000	750,000
Other assets	11,406,000	12,222,400	1,360,495
Total assets	2,068,472,000	1,225,396,458	334,796,418
Debt:
Mortgage payable, plus unamortized premium of $313,583 and $452,283, respectively	326,242,000	169,847,544	65,782,288
KeyBank Credit Facility	0	44,499,848	129,030,000
KeyBank Term Loan	0	282,000,000	0
Unsecured Debt	300,000,000
Total debt	626,242,000	496,347,392	194,812,288
Restricted reserves	39,809,000	20,742,364	4,447,560
Accounts payable and other liabilities	33,781,000	16,536,360	3,587,244
Distributions payable	4,887,000	3,150,309	620,839
Due to affiliates, net	1,937,000	3,139,383	545,138
Below market leases, net	39,487,000	23,551,458	9,176,658
Liabilities of Disposal Group, Including Discontinued Operation	505,000	14,855,000
Total liabilities	746,648,000	563,467,266	213,189,727
Commitments and contingencies (Note 8)
Preferred units subject to redemption, 24,319,066 and no units eligible towards redemption as of December 31, 2013 and 2012, respectively	250,000,000	250,000,000	0
Noncontrolling interests subject to redemption, 531,000 units eligible towards redemption as of December 31, 2013 and 2012	12,543,000	4,886,686	4,886,686
Common stock subject to redemption	43,463,000	12,469,155	3,439,347
Stockholders' Equity:
Preferred stock, $0.001 par value; 200,000,000 shares authorized; no shares outstanding, as of December 31, 2013 and 2012	0
Common stock, $0.001 par value; 700,000,000 shares authorized; 49,893,502 and 13,376,868 shares outstanding, as of December 31, 2013 and 2012, respectively	1,314,000	507,502	133,565
Additional paid-in capital	1,129,415,000	433,644,356	112,794,444
Cumulative distributions	(81,881,000)	(26,683,182)	(9,192,318)
Accumulated deficit	(51,283,000)	(32,631,271)	(7,966,871)
Total stockholders’ equity	997,565,000	374,837,405	95,768,820
Noncontrolling interests	18,253,000	19,735,946	17,511,838
Total equity	1,015,818,000	394,573,351	113,280,658
Total liabilities and equity	$ 2,068,472,000	$ 1,225,396,458	$ 334,796,418